Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Warrants
(12)	Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities under FASB Accounting Standard Codification (ASC) 815, Derivatives and Hedging (ASC 815) if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and June 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note. See Note 10 for a discussion of the refinancing. The Company determined the fair value of the warrant as of the date of grant was $14.90 per share by utilizing the Black-Scholes model. In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

Liability-classified Warrants

In March 2011, the Company issued warrants to purchase 1,046,102 shares of common stock in connection with a private placement transaction (see Note 11). Each warrant is exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations. During the three months ended June 30, 2011 and 2012, the Company recorded non-operating income of $9.5 million and non-operating expense of $1.2 million, respectively, due to changes in the estimated fair value of these warrants.   During the six months ended June 30, 2011 and 2012, the Company recorded non-operating income of $9.9 million and non-operating expense of $0.7 million, respectively, due to changes in the estimated fair value of these warrants.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange) or a Delisting, which is deemed to occur when the common stock is no longer listed on a national securities exchange. The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction or a Delisting.

The net cash settlement value at the time of any future Fundamental Transaction or Delisting will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting.

The Company is currently appealing a notice of delisting from the NASDAQ Stock Market for failure to maintain minimum stockholders' equity.  If the Company's common stock is delisted and is not subsequently listed on another national securities exchange, the Company would be required to pay the cash settlement value for these warrants.  If a delisting occurred on June 30, 2012, this amount would have been $2.3 million.

The fair value of the warrants is determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or Delisting into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock, assumptions regarding the expected amounts and dates of future equity financing activities, assumptions regarding the likelihood and timing of Fundamental Transactions or a Delisting, the historical volatility of the stock prices of the Company's common stock, risk-free rates based on U.S. Treasury security yields, and the Company's dividend yield. Changes in these assumptions can materially affect the fair value estimate. We could, at any point in time, ultimately incur amounts significantly different than the carrying value. For example, as of June 30, 2012, the calculated cash settlement value of $2.3 million exceeded the fair value of $1.8 million. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2012
	December 31, 2011	June 30, 2012

Calculated aggregate value	$2,511	$1,820	$2,289	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$4.70	$2.95	$2.95
Volatility	93.8%	108.0%	172.6%	(2)
Probability of Fundamental Transaction or Delisting	28.9%	62.6%	Not applicable
Expected term (years)	Not applicable	Not applicable	3.7
Risk-free interest rate	0.7%	0.6%	0.6%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2012.

(13)	Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Stock warrants are accounted for as derivative liabilities under FASB ASC 815, Derivatives and Hedging (ASC 815) if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price.  We classify derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note.  See Note 10 for a discussion of the refinancing.  The Company determined the fair value of the warrant as of the date of grant was $14.90per share by utilizing the Black-Scholes model.  In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

In conjunction with the Working Capital Note, Equipment Note, and the Supplemental Working Capital Note, the Company issued warrants to purchase shares of Series A, B, and C Preferred Stock.  Upon the close of the Company's initial public offering, the preferred stock warrants automatically converted into warrants to purchase 11,046 shares of common stock.  Warrants related to the Working Capital Note expire ten years from the date of issuance. Warrants related to the Equipment and Supplemental Working Capital Notes expire the earlier of eight years from the date of issuance or upon acquisition of the Company as defined in the warrant agreement.

Prior to the Company's initial public offering, the warrants were classified as a warrant liability on the balance sheet because the warrants entitled the holder to purchase shares of preferred stock, which the holder could have caused the Company to redeem at the option of the holder.  Subsequent to the closing of the initial public offering, these warrants no longer are exercisable for a redeemable security, and therefore such warrants are now classified within stockholders' equity.

The aggregate fair value of these warrants as of the initial public offering date was lower than the aggregate fair value as of December 31, 2009, resulting in a noncash credit to change in fair value of common stock warrants of $0.2 million during the year ended December 31, 2010.

Liability-classified Warrants

In March 2011, the Company issued warrants to purchase 1,046,102 shares of common stock in connection with a private placement transaction.  Each warrant is exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement.  The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations.  During the year ended December 31, 2011, the Company recorded non-operating income of $14.4 million due to a decrease in the estimated fair value of these warrants.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price.  In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange) or a Delisting, which is deemed to occur when the common stock is no longer listed on a national securities exchange.  The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction or a Delisting.

The net cash settlement value at the time of any future Fundamental Transaction or Delisting will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield.  The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting.

The fair value of the warrants is determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or Delisting into the calculation of fair value.  The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock, assumptions regarding the expected amounts and dates of future equity financing activities, assumptions regarding the likelihood and timing of Fundamental Transactions or a Delisting, the historical volatility of the stock prices of the Company's peer group, risk-free rates based on U.S. Treasury security yields, and the Company's dividend yield.  Changes in these assumptions can materially affect the fair value estimate.  We could, at any point in time, ultimately incur amounts significantly different than the carrying value.  For example, as of December 31, 2011, the calculated cash settlement value of $3.6 million exceeded the fair value of $2.5 million.  The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of December 31, 2011
	March 4, 2011	December 31, 2011

Calculated aggregate value	$16,947	$2,511	$3,596	(1)
Exercise price per share of warrant	$28.80	$28.80	$28.80
Closing price per share of common stock	$26.00	$4.70	$4.70
Volatility	65.0%	93.8%	151.0	% (2)
Probability of Fundamental Transaction or Delisting	48.9%	28.9%	Not applicable
Expected term (years)	Not applicable	Not applicable	4.2
Risk-free interest rate	2.2%	0.7%	0.6%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2011, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2011.